Credit Risk - Disclosure of Reconciliation of Exposures, ECL and Net Carrying Amounts (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Exposure	£ 312,830	£ 319,319
Loss allowance	1,007	866
Assets classified at FVTPL	122	222
Total assets	292,243	293,676	£ 299,064
Loss allowance	380	366
Macro hedge of interest rate risk	(2,654)	85
Retail Banking
Disclosure of credit risk exposure [line items]
Total assets	203,697	193,214	186,226
Mortgages
Disclosure of credit risk exposure [line items]
Loss allowance	253	191
Credit cards
Disclosure of credit risk exposure [line items]
Loss allowance	130	89
Other
Disclosure of credit risk exposure [line items]
Loss allowance	164	109
Consumer Finance
Disclosure of credit risk exposure [line items]
Loss allowance	67	52
Total assets	10,371	8,873	11,143
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loss allowance	393	425
Total assets	18,518	19,281	20,820
Corporate Centre
Disclosure of credit risk exposure [line items]
Loss allowance	0	0
Total assets	59,657	72,308	£ 78,091
On-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	280,972	281,571
Loss allowance	933	828
Net carrying amount	280,039	280,743
Joint ventures	4,165	3,080
Other items	904	656
Adjusted net carrying amount	285,108	284,479
Assets classified at FVTPL	2,873	2,396
Non-financial assets	4,262	6,801
Total assets	292,243	293,676
On-balance sheet | Retail Banking
Disclosure of credit risk exposure [line items]
Exposure	194,661	185,608
Loss allowance	504	368
Net carrying amount	194,157	185,240
On-balance sheet | Mortgages
Disclosure of credit risk exposure [line items]
Exposure	187,141	177,297
Loss allowance	250	186
Net carrying amount	186,891	177,111
On-balance sheet | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	2,558	2,341
Loss allowance	120	82
Net carrying amount	2,438	2,259
On-balance sheet | Other
Disclosure of credit risk exposure [line items]
Exposure	4,962	5,970
Loss allowance	134	100
Net carrying amount	4,828	5,870
On-balance sheet | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	5,384	4,984
Loss allowance	67	52
Net carrying amount	5,317	4,932
On-balance sheet | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	18,518	19,282
Loss allowance	362	408
Net carrying amount	18,156	18,874
On-balance sheet | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	62,409	71,697
Loss allowance	0	0
Net carrying amount	62,409	71,697
Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	31,858	37,748
Loss allowance	74	38
Off-balance sheet | Retail Banking
Disclosure of credit risk exposure [line items]
Exposure	21,722	29,371
Loss allowance	42	21
Off-balance sheet | Mortgages
Disclosure of credit risk exposure [line items]
Exposure	8,029	15,950
Loss allowance	3	5
Off-balance sheet | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	10,288	9,960
Loss allowance	10	7
Off-balance sheet | Other
Disclosure of credit risk exposure [line items]
Exposure	3,405	3,461
Loss allowance	29	9
Off-balance sheet | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	356	314
Loss allowance	0	0
Off-balance sheet | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	9,780	8,063
Loss allowance	32	17
Off-balance sheet | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	0	0
Loss allowance	£ 0	£ 0